14.Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment

14.Property, plant and equipment

	12/31/2018				12/31/2017
	Average annual depreciation rate	Cost	Accumulated depreciation	Net amount	Net amount

Flight equipment
Aircraft held under finance leases (a)	5.8%	673,675	(222,240)	451,435	1,351,436
Sets of replacement parts and spare engines	6.9%	1,583,865	(590,239)	993,626	850,477
Aircraft reconfigurations/overhauling	30.4%	2,443,747	(1,275,298)	1,168,449	865,761
Aircraft and safety equipment	10.0%	856	(533)	323	405
Tools	10.0%	44,121	(21,153)	22,968	18,075
Total		4,746,264	(2,109,463)	2,636,801	3,086,154

Impairment losses (b)	-	(48,839)	-	(48,839)	(26,076)
Total flight equipment		4,697,425	(2,109,463)	2,587,962	3,060,078

Property, plant and equipment in use
Vehicles	20.0%	11,513	(9,609)	1,904	1,448
Machinery and equipment	10.0%	59,404	(41,619)	17,785	20,042
Furniture and fixtures	10.0%	30,698	(18,188)	12,510	11,509
Computers and peripherals	20.0%	40,813	(31,314)	9,499	8,994
Communication equipment	10.0%	2,692	(2,089)	603	703
Maintenance center – Confins	10.4%	107,637	(91,395)	16,242	26,918
Leasehold improvements	19.0%	60,115	(29,354)	30,761	13,852
Construction in progress	-	15,443	-	15,443	33,503
Total property, plant and equipment in use		328,315	(223,568)	104,747	116,969

Total		5,025,740	(2,333,031)	2,692,709	3,177,047

Advances for property, plant and equipment acquisition	-	125,348	-	125,348	18,720

Total property, plant and equipment		5,151,088	(2,333,031)	2,818,057	3,195,767

(a) During the year ended December 31, 2018, Company entered into sale leaseback transactions comprising 25 aircrafts, for further information see note 27.2.

(b) Refers to provisions for impairment losses for rotable items, classified under "Sets of replacement parts and spare engines", and recorded by the Company in order to present its assets according to the actual capacity for the generation of economic benefits.

Changes in property, plant and equipment balances are as follows:

	Property, plant and equipment under finance lease	Other flight equipment	Advances for property, plant and equipment acquisition	Other	Total
Balance as of December 31, 2016	1,411,932	1,405,144	87,399	120,535	3,025,010
Additions	-	827,658	263,328	30,511	1,121,497
Disposals	(5,639)	(135,381)	(332,007)	(10,506)	(483,533)
Depreciation	(54,857)	(388,779)	-	(23,571)	(467,207)
Balance as of December 31, 2017	1,351,436	1,708,642	18,720	116,969	3,195,767
Additions	-	1,010,216	273,389	17,784	1,301,389
Disposals	(855,423)	(40,297)	(166,761)	-	(1,062,481)
Depreciation	(44,578)	(542,034)	-	(30,006)	(616,618)
Balance as of December 31, 2018	451,435	2,136,527	125,348	104,747	2,818,057